Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 407,905	$ 270,439	$ 936,031	$ 1,822,269	$ 1,758,716	$ 1,338,566
Retained Earnings (Accumulated Deficit)	28,379,674		28,379,674		27,443,643	25,684,927
Stockholders' Equity Attributable to Parent	3,359,813	1,421,677	3,359,813	1,421,677	1,333,698	355,631	$ 1,644,642	$ 1,175,664	$ (194,336)
Revenue from Contract with Customer, Excluding Assessed Tax	$ 3,706,436	$ 1,634,669	10,582,470	5,127,018	$ 8,514,272	15,224,454
Decrease in revenue percentage					44.00%
Net Cash Provided by (Used in) Operating Activities			$ (1,761,260)	$ 599,635	$ 818,036	671,833
Working capital deficit					$ 2,220,000	$ 1,437,000